Filed with the Securities and Exchange Commission on March 30, 2023
Securities Act of 1933 File No. 333-264194
Investment Company Act of 1940 File No. 811-23789

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 4 and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 5
(Check appropriate box or boxes.)

TOUCHSTONE ETF TRUST
(Exact name of Registrant as Specified in Charter)
303 Broadway, Suite 1100, Cincinnati, Ohio 45202
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (800) 638-8194

E. Blake Moore, Jr., 303 Broadway, Cincinnati, Ohio 45202
(Name and Address of Agent for Service)

Copies to:
Richard F. Kerr, Esq.
K&L Gates LLP One Lincoln Street
Boston, Massachusetts 02111-2950
Clair E. Pagnano, Esq.
K&L Gates LLP One Lincoln Street
Boston, Massachusetts 02111-2950

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 28, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485. If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE
Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A for Touchstone ETF Trust (the “Registrant”) was filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), on January 5, 2023 to register a new series of the Registrant (Touchstone Climate Transition ETF). This Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act, solely for the purpose of designating April 28, 2023 as the new date upon which Post-Effective Amendment No. 2 shall become effective.  This Post-Effective Amendment No. 4 incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 2.
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SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A under the Securities Act of 1933, as amended, to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on March 30, 2023.

TOUCHSTONE ETF TRUST
By: /s/E. Blake Moore, Jr. E. Blake Moore, Jr. President and Trustee
Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacity and on the date indicated.
Signature	Title	Date
* Karen Carnahan	Trustee	March 30, 2023
* William C. Gale	Trustee	March 30, 2023
* Sally J. Staley	Trustee	March 30, 2023
* Susan M. King	Trustee	March 30, 2023
* Kevin A. Robie	Trustee	March 30, 2023
* William H. Zimmer III	Trustee	March 30, 2023
* Jill T. McGruder	Trustee	March 30, 2023
/s/E. Blake Moore, Jr. E. Blake Moore, Jr.	President and Trustee	March 30, 2023
/s/Terrie A. Wiedenheft Terrie A. Wiedenheft	Controller, Treasurer and Principal Financial Officer	March 30, 2023

*By: /s/Terrie A. Wiedenheft Terrie A. Wiedenheft (Attorney-in-Fact Pursuant to Power of Attorney)
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